Finance Costs - Summary of Finance Costs (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of analysis of income and expense [Line Items]
Interest expense on lease liabilities	¥ 1,349
- Less: Amounts capitalized in CIP	(387)		¥ (534)	¥ (670)
Total interest expense	2,016		1,567	5,237
Net exchange loss/(gain)	39		(80)	231
Others	68		138	266
Finance Costs	2,123	$ 305	1,625	5,734
Within 5 years [member]
Disclosure of analysis of income and expense [Line Items]
Interest on bank loans repayable	519		908	3,378
Interest on corporate bonds, promissory notes and commercial papers repayable	359		1,113	2,403
Interest on related party loans repayable within 5 years	133		33	73
Over 5 years [member]
Disclosure of analysis of income and expense [Line Items]
Interest on bank loans repayable	¥ 43		¥ 47	¥ 53